Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes on Continuing Operations (Table Amounts)
Federal income taxes	$ 310	$ 701	$ 803
Deferred Federal Income Tax Expense (Benefit)	472	155	84
Federal Income Tax Expense (Benefit), Continuing Operations	782	856	887
Foreign income taxes	21	10	28
Deferred Foreign Income Tax Expense (Benefit)	(3)	2	(4)
Foreign Income Tax Expense (Benefit), Continuing Operations	18	12	24
Total federal and foreign income taxes	$ 800	$ 868	$ 911